Document And Entity Information	Nov. 13, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 13, 2026
Entity Registrant Name	CINEMARK HOLDINGS, INC.
Entity Central Index Key	0001385280
Entity Emerging Growth Company	false
Entity File Number	001-33401
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	20-5490327
Entity Address, Address Line One	3900 Dallas Parkway
Entity Address, City or Town	Plano
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75093
City Area Code	972
Local Phone Number	665-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	CNK
Security Exchange Name	NYSE